UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C. 20549

                           FORM 10-QSB

  X       QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
          SECURITIES     EXCHANGE ACT OF 1934

     For the Quarterly Period Ended March 31, 1996

          TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

     For the Transition Period From            to

                  Commission File Number: 0-9019

                           TELETEK, INC.
      (Exact Name of Registrant as Specified in its Charter)

            Nevada
     88-0298190
(State of Other Jurisdiction of
   (I.R.S. Employer
 Incorporation or Organization)
Identification Number)

1771 East Flamingo Road, Suite 111A, Las Vegas, Nevada 89119
        (Address of Principal Executive Offices)

                           (702) 734-0177
       (Registrant's telephone number, including area code)

                                 N/A
      (Former name, former address and formal fiscal year,
                  if changed since last report)


     Indicate by check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months and, (2) has been subject to such filing requirements for the past 90 days.

     Yes     X        No


     As of April 26, 1996, TELETEK, INC. Registrant had 11,819,103 shares of its $0.0001 par value common stock outstanding, 46,626 Class "A" preferred Shares, no Class "B" Preferred shares and 135 Class "C" Preferred Shares.

                                                        FORM 10-Q
                                        THIRD FISCAL QUARTER 1996

                  TELETEK, INC. AND SUBSIDIARIES
                              INDEX
PART I. FINANCIAL INFORMATION1
                                                            PAGE

    Consolidated Balance Sheets - March 31, 1996
     and June 30, 1995  . . . . . . . . . . . . . . . . . . 3 - 4

    Consolidated Statements of Operations for the Three and Nine
     Months Ended March 31, 1996 and 1995   . . . . . . . .. .. 5

    Consolidated Statement of Cash Flows - for the Nine
     Months Ended March 31, 1996, 1995  . . . . . . . . . . 6 - 7

    Notes to Consolidated Financial Statements  . . . . . .. .. 8

    Management's Discussion and Analysis of Financial
     Condition and Results of Operations  . . . . . . . . .9 - 11

    Part II. Other Information  . . . . . . . . . . . . . . 11 - 12

    Signature Page  . . . . . . . . . . . . . . . . . . . .. . 13

The accompanying financial statements are not covered by an Independent Certified Public Accountant's Report.

TELETEK, INC. AND SUBSIDIARIES
                   Consolidated Balance Sheets
                              ASSETS
 1995
 (Audited)
CURRENT ASSETS
                 356,538
                 14,800
 Receivables
 Trade accounts, net of allowance for doubtful accounts of
 $249,382 at March 31, 1996 and $70,475 at June 30, 1995
                 9,725,
                 894                                      798,400
                3,516
 Employee                                              -
                93,000
  Other Current Assets                                 414,607

OTHER ASSETS
Investments in UnitedPayphone Services                306,177

                  TELETEK, INC. AND SUBSIDIARIES
             Consolidated Balance Sheets (Continued)

               LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES
STOCKHOLDERS' EQUITY
  Common stock, $.0001 par value; 100,000,000 shares authorized;
  Convertible Preferred stock, no par, class A; 50,000,000 shares authorized; Convertible Preferred stock, no par, class B; 50,000,000 shares
 Convertible Preferred stock, no par, class C; 50,000,000 shares authorized;

                  TELETEK, INC. AND SUBSIDIARIES
                 Consolidated Statement of Income
                           (Unaudited)
Net sales $ 18,612,951  $2,002,290 $ 32,352,290$4,121,965
Less cost of sales 15,311,708 1,220,388 25,651,044 2,648,433
Gross profit       3,301,243 781,902 6,701,246 1,473,532
Selling, general and
administrative expenses  2,153,292 1,260,040 4,462,726 3,333,492
Operating income or (loss) 1,147,951 (478,138) 2,238,520 (1,859,960)
Other Income, net 48,348 33,608 43,791 157,855
Subsidary  -   -    (20,000)    -
t income (loss) before income taxes$1,196,299$(444,530)$2,262,311$(1,702,105
Porpotuion for income taxes12,000-12,000-t income or (loss)$1,184,299$(444,530)$2,250,311$(1,702,105)
net income or (loss) per share  $  .11 $(.09 )$.26 $(.44)

Weighted Average Shares Outstanding10,663,637 4,955,801 8,773,633 3,859,788

                   TELETEK, INC. AND SUBSIDIARIES
               Consolidated Statements of Cash Flows
For the Nine Months Ended
                  March 31, 1996                                     1995

CASH FLOWS FROM OPERATING ACTIVITIES
  Net Income (loss)      $ 2,250,311    $      (1,702,105)


  Adjustments to reconcile net loss to net cash used in operating activitie
 Depreciation and amortization                     129,534  396,048
 Loss of subsidiaries                               20,000  -
 Common stock issued for services                   95,000  32,000
  Bad debt                                          232,112  -

  Changes in operating assets and liabilities
     (Increase) decrease in
       Receivables - trade and other              (8,856,446 ) (875,240)
        Prepaid expenses and other                     (2,699) 28,709
        Accounts payable & accrued liabilities       9,668,388 615,945
        Deposits                                        2,900  25,000

     Net Cash Provided (Used) in Operating Activities 3,539,100(1,479,643)

CASH FLOWS FROM INVESTING ACTIVITIES
  Purchase of property and equipment             (1,384,981 )(427,510)
 Purchase of licenses and other assets           (415,099 )  (289,941)
  Purchase of certificates of deposits                  -   (200,000)
  Purchase of treasury stock             (840,000)       -

     Net Cash (Used) by Investing Activities   $  (1,800,080)   (917,451)

                   TELETEK, INC. AND SUBSIDIARIES
         Consolidated Statements of Cash Flows (Continued)


 For the Nine Months Ended
   March 31,          1996                                     1995

CASH FLOWS FROM FINANCING ACTIVITIES
  Cash Provided (Used) by debt financing (net) $199,386    $(464,139
  Proceeds from stock issuance          375,000         2,850,000

 et Cash Provided by Financing Activities  574,386  2,385,861

INCREASE (DECREASE) IN CASH           2,313,406       (11,233)

CASH, BEGINNING OF PERIOD     356,538           301,581

CASH, END OF PERIOD    $ 2,669,944   $    290,348

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

Cash paid for interest  $6,022   $   1,555
   Cash paid for taxes                    $            12,000
                                          $                   -
NON CASH FINANCING ACTIVITIES
   Stock issued for services              $            95,000
                                          $           32,000

                   TELETEK, INC. AND SUBSIDIARIES
                           March 31, 1996

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
GENERAL
Teletek, Inc. (the "Company") has elected to omit substantially all footnotes to the Consolidated Financial Statements for the three and nine months ended March 31, 1996, since there have been no material changes to the information previously reported by the Company in their Annual Report filed on Form 10-K for the Fiscal year ended June 30, 1995.

UNAUDITED INFORMATION

The information furnished herein was taken from the books and records of the Company without audit. However, such information reflects all adjustments which are, in the opinion of management, necessary to properly reflect the results of the interim period presented. The information presented is not necessarily indicative of the results from operations expected for the full fiscal year.

                    TELETEK, INC. AND SUBSIDIARY
                           March 31, 1996

Item 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

       NOTE: The following discussion includes "forward looking" information. Such information is Management's reasonable expectations and based upon facts and circumstances as they currently exist.

Liquidity and Capital Resources of the Company and Its Subsidiaries

       A year ago in the fourth quarter of fiscal year 1995, the Company sold its controlling ownership of United Payphone common stock in exchange for cancellation of Class A Preferred stock. As a result of the transaction, United has ceased to be a subsidiary of the Company and its financial reports are no longer consolidated with the Company's reports. As a result of its financing of United, however, the Company retained a United promissory note, some common stock and 6% preferred stock, which were carried on the books of the Company at a value of approximately $2,345,781. Subsequent to the end of the third fiscal quarter this year, the Company exchanged these securities for a promissory note in the amount of $150,00 and $2.4 million in preferred stock of Xecom Corporation. The Xecom preferred stock bears an 11% cumulative dividend. As a result of the transaction, the company has no remaining financial interest in United Payphone. Xecom is a publicly held corporation traded on the NASD Bulletin Board under the symbol XECM. Xecom is in the telecommunications industry providing facility management, long distance, data, network and facsimile services. Xecom also markets related equipment and products through its wholly-owned subsidiaries, SelecTel Corporation (Costa Mesa, California) and Select Switch Systems, Inc. (Dallas, Texas).

       At March 31, 1995, the Company had a working capital surplus of $1,453,251 compared to a working capital surplus of approximately $585,929 at June 30, 1995. Improvement of the Company's working capital position since year-end resulted from income generated by Hi-Rim. The Company and its subsidiary are not expected to face the cash shortages which were experienced in previous years. Cash and accounts receivable have dramatically increased from year end. Additionally, there have been a corresponding increase in accounts payable. These increases are the result of the substantial increases in sales since year end.

       The cash balance at March 31, 1996 was $2,669,944. The Company currently maintains a current ratio of 1.13 which is a significant improvement over the last two years when working capital deficits were
common.    Also, at March 31, 1996, $5,723,816 in shareholders'  equity was
12.5 times greater than the  $458,685 in long term debt.

       Total long term debt of the Company is due to $346,000 still owing on the Kansas City switching equipment and the remaining obligation to a former officer and director. In the third fiscal quarter the Company acquired securities beneficially owned by Michael Swan, the Company's previous CEO and controlling shareholder. Pursuant to the transaction 153,333 shares of Class A Convertible stock and 29,534 shares of common stock were purchased for $840,000. The funds are being paid in eighteen monthly installments at an annual interest rate of 8%.

       During the third fiscal quarter the Company received $375,000 in exercise of options to purchase common stock. For the first nine months of fiscal year 1996, $3.5 million was provided from operations compared to a deficit of $1.48 million in the prior year. This cash surplus has allowed the Company to increase operating capital and purchase approximately $1.4 million in new equipment and other long term assets.

       Teletek, the holding company, continues to operate with a deficiency, due mainly to maintaining all corporate general and administrative overhead and not generating any gross revenue, except income from investments and cash reserves. Operational expenses of the parent corporation are primarily professional and consulting fees, travel, stockholder relations, severance fees and printing costs. Overhead expenses of the parent corporation are expected to remain about the same during the balance of the current fiscal year.

       Management believes that Hi-Rim will be able to generate sufficient capital to fund Hi-Rim's and the Company's capital needs for the next three months.
Results of Operations
       For the third quarter of fiscal 1996 consolidated net sales were $18,612,951. Net sales for the nine months ended March 31 were $32,352,290, an increase of $28,230,325, or 685% over the same nine month period in fiscal 1995. All revenues for this quarter were generated by the Company's subsidiary Hi-Rim Communications, as opposed to the same period last year which included revenue for both United Payphone and Hi-Rim Communications. Gross profit for the nine month period increased to $6,701,246 from $1,473,532 reported for the nine months ended March 31, 1995.

       In the second fiscal quarter the Company settled the case of Teletek
v. U.S. Tel, et. al, and its related case Schwartz, et. al., v. Teletek. Pursuant to the settlement the Company was obligated to pay $1,150,000, issue 25,000 in restricted stock, and issue a warrant to purchase 250,000 shares of common stock at $1.40 per share. The stock and warrants have been issued and the cash portion of the settlement has been paid. Increases in general and administrative expenses for the first nine months are due primarily to funds expended in settlement of the lawsuit and related legal expenses. Subsequent to the end of the third quarter the Company received $350,000 in exercise of the warrants.

       Hi-Rim Communications continues to experience rapid growth in revenue and such revenue is expected to continue to increase during the balance of the year with little change in general and administrative expenses. Profits were $435,611 for the first quarter, $630,401 for the second quarter, and $1,184,299 for the third quarter. Thus, for the first nine months the Company had a profit of $2,250,311 compared to a net loss of ($1,702,105) for the same period last year. This dramatic change from substantial losses to significant profit is due to the investments the Company made in developing its subsidiary Hi-Rim. Hi-Rim exceeded its $4.5 million projected second quarter revenue and its projected $12 million for the third fiscal quarter of 1996. The Company anticipates remaining profitable with increases in revenue, which is expected to exceed $50 million for this fiscal year ending June 30, 1996.

       At March 31, 1996 the Company had total assets of $17,579,963 as compared to $4,778,252 at the same time last year, which is an increase of $12,801,711 or approximately 268%. The Company anticipates that total assets will continue to increase as earnings are reinvested in additional equipment.

Plan of Operations

       In December 1993, Hi-Rim entered into an agreement with DSC
Communication for the delivery of the three DEX 600SC switches. The first switch was installed and operating by July 1994. In September 1995 Hi-Rim contracted for installation of its second switch, which was installed at its new offices in Overland Park, Kansas. This switch was operational March 20, 1996. Hi-Rim has negotiated contracts with major carriers which allows Hi
- - - -Rim to purchase service at very competitive prices that can be marketed to smaller long distance companies. To this end Hi-Rim continues to develop two distinctive products.

       The first product, Hi-Rim's wholesale international direct dialing package, is a result of agreements with international carriers. This product is sold to small and medium long distance companies. There are approximately two hundred and fifty (250) companies of this kind in the United States today.

       The second product is Hi-Rim's retail package for domestic and international direct dialing which targets a growing market of multinational companies. This service is sold as either a dedicated or switched service
depending on the customer requirements.   These would include multi-national
companies or American companies that have extensive interests outside the United States. Hi-Rim has expanded its customer base to forty-two states where they are presently certified to sell their products. These certifications make Hi-Rim a true nationwide provider of long distance service.

                    PART II.  OTHER INFORMATION

Item 1.            Legal Proceedings.

       At March 31, 1996, the Company or its subsidiary was a party in the following actions:

       The cases of Teletek v. USTEL, et al. and Shwartz, et al. v. Teletek were settled prior to the end of the second fiscal quarter. Terms of the settlement were fulfilled in the third fiscal quarter (see Managements Discussion and Analysis of Financial Condition).

       In November 1995, World Communications, Inc. filed suit against
 Hi-Rim Communications  in the United States District Court,
 District of Nevada(case number CV-S-01114-DWH). In this case the Plaintiff alleges that Hi-Rim owes approximately $201,000 for long distance services rendered. In January 1996 Hi Rim answered the complaint and filed a counter claim. In the counter claim Hi Rim alleges claims of breach of contract, negligence, and sale of defective product and seeks damages exceeding $2,000,000.

       In January and February of 1996, Hi Rim Communications, Inc. filed two complaints against MCI Communications with the Federal Communications Commission alleging flawed traffic connections and over billing for international traffic. Hi Rim then notified MCI that Hi Rim was beginning to transfer its traffic to other carriers. Shortly thereafter, MCI terminated long distance service to a portion of Hi Rim's customers. At the time of termination many of Hi Rim's customers had been switched to other carriers. As a result of the actions of MCI, which Hi Rim claims is in breach of their contract, Hi Rim has also filed for arbitration seeking damages for MCI terminating traffic to Hi Rim customers and for other tortious conduct.

       Teletek has complied with a subpoena in connection with a Formal
Order of Investigation dated January 5, 1994, and an Amended Order Directing Private Investigation and Designating Officers to Take Testimony dated July 5, 1995 captioned In the Matter of Certain Undisclosed Payments of Compensation, File No. HO-2814. The Company has also complied with grand jury subpoenas calling for the production of documents. The Company is currently unable to predict what effect, if any, these investigations, or the legal positions the Company previously took with respect to the SEC's subpoena, may have on the Company's businesses. Additionally, the Company is a plaintiff in a civil action pending against the Securities and Exchange Commission in federal court in the District of Columbia. The suit seeks to compel the SEC to allow access to certain documents under the Freedom of Information Act. The district court has denied the Company's request.

       Teletek is co-plaintiff to recover common stock issued as collateral for a foreign loan sought in 1993. Teletek and other public companies have filed a criminal complaint on the matter in Wiesbaden, Germany against the contracting party and have obtained injunctions in Germany and Luxembourg preventing the sale, transfer or liquidation of the collateral or release of
funds from any sale of the collateral.   In the third quarter the German
court ruled in favor of the plaintiffs. The defendants have until mid May to appeal the decision. Teletek and other plaintiffs are currently awaiting the outcome of the criminal trial in Germany. In the second fiscal quarter the Company and three other public companies filed a civil suit in the above matter.

Item 2.            Changes in Securities.

       No changes in the rights of the holders of the common stock of the Registrant have occurred during the quarter ended March 31, 1996.

Item 3.            Defaults upon Senior Securities.

       The Registrant is not in default on any indebtedness exceeding 5 percent of its assets. Further, the Registrant paid no dividends, and is not in arrears in the payment of dividends, for the quarter ended March 31, 1996.
 The Company's subsidiary, however, is in litigation over the amount of funds owed to MCI. A decision in the arbitration suit is expected within the next six months. Commencing the fourth fiscal quarter the Company established a reserve for this litigation contingency.

       Submission of Matters to a Vote of Security Holders.

       There were no matters presented for vote by the shareholders during the quarter ended March 31, 1996.

Item 5.            Other Information.

       N/A

Item 6.            Exhibits and Reports on Form 8-K.

       (a)  Exhibit Index  -  None

       (b)Reports on Form 8-K.  -   None

                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 9, 1996


                                   TELETEK, INC.


                              By:         /s/ John Vergiels

                                   John M. Vergiels, CEO and
                                   Principal Financial Officer